Treasury Shares	12 Months Ended
Feb. 28, 2022
Equity [Abstract]
Treasury Shares

9. TREASURY SHARES

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 970,788 and 1,892,389 ordinary shares on the open market for a total cash consideration of RMB27,899 and RMB27,795 (US$4,406) during the year ended February 29, 2020 and the year ended February 28, 2022, which were accounted for as the cost of the treasury shares.